UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23144

 NAME OF REGISTRANT:                     NexPoint Healthcare Opportunities
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Advisors, L.P.
                                         300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          972-628-4100

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.
NexPoint Healthcare Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 ABBOTT LABORATORIES                                                                         Agenda Number:  934941736
--------------------------------------------------------------------------------------------------------------------------
        Security:  002824100
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2019
          Ticker:  ABT
            ISIN:  US0028241000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       R.J. Alpern                                               Mgmt          No vote
       R.S. Austin                                               Mgmt          No vote
       S.E. Blount                                               Mgmt          No vote
       M.A. Kumbier                                              Mgmt          No vote
       E.M. Liddy                                                Mgmt          No vote
       N. McKinstry                                              Mgmt          No vote
       P.N. Novakovic                                            Mgmt          No vote
       W.A. Osborn                                               Mgmt          No vote
       S.C. Scott III                                            Mgmt          No vote
       D.J. Starks                                               Mgmt          No vote
       J.G. Stratton                                             Mgmt          No vote
       G.F. Tilton                                               Mgmt          No vote
       M.D. White                                                Mgmt          No vote

2.     Ratification of Ernst & Young LLP as                      Mgmt          No vote
       Auditors

3.     Say on Pay - An Advisory Vote to Approve                  Mgmt          No vote
       Executive Compensation

4.     Shareholder Proposal - Independent Board                  Shr           No vote
       Chairman




--------------------------------------------------------------------------------------------------------------------------
 ACADIA HEALTHCARE COMPANY, INC.                                                             Agenda Number:  934950189
--------------------------------------------------------------------------------------------------------------------------
        Security:  00404A109
    Meeting Type:  Annual
    Meeting Date:  02-May-2019
          Ticker:  ACHC
            ISIN:  US00404A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: William F. Grieco                   Mgmt          No vote

1.2    Election of Director: Reeve B. Waud                       Mgmt          No vote

2.     Advisory vote on the compensation of the                  Mgmt          No vote
       Company's named executive officers as
       presented in the Proxy Statement.

3.     Advisory vote on the frequency of the                     Mgmt          No vote
       advisory vote on the compensation of the
       Company's named executive officers.

4.     Ratify the appointment of Ernst & Young LLP               Mgmt          No vote
       as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 AERIE PHARMACEUTICALS, INC.                                                                 Agenda Number:  934982679
--------------------------------------------------------------------------------------------------------------------------
        Security:  00771V108
    Meeting Type:  Annual
    Meeting Date:  23-May-2019
          Ticker:  AERI
            ISIN:  US00771V1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       G. D. Cagle, Ph.D.                                        Mgmt          For                            For
       R. Croarkin                                               Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2019.

3.     To approve, by a non-binding vote, the                    Mgmt          For                            For
       compensation of our named executive
       officers ("say-on-pay").




--------------------------------------------------------------------------------------------------------------------------
 AMARIN CORPORATION PLC                                                                      Agenda Number:  935013196
--------------------------------------------------------------------------------------------------------------------------
        Security:  023111206
    Meeting Type:  Annual
    Meeting Date:  20-May-2019
          Ticker:  AMRN
            ISIN:  US0231112063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To re-elect Mr. Jan van Heek as a director.               Mgmt          For                            For

2.     To re-elect Ms. Kristine Peterson as a                    Mgmt          For                            For
       director.

3.     To hold an advisory (non-binding) vote to                 Mgmt          For                            For
       approve the compensation of the Company's
       "named executive officers" as described in
       full in the "Executive Compensation
       Discussion and Analysis" section, the
       tabular disclosure regarding such
       compensation, and the accompanying
       narrative disclosure on pages 25 to 55 of
       the accompanying Proxy Statement.

4.     To appoint Ernst & Young LLP as auditors of               Mgmt          For                            For
       the Company to hold office until the
       conclusion of the next general meeting at
       which accounts are laid before the Company
       and to authorize the Audit Committee of the
       Board of Directors of the Company to fix
       the auditors' remuneration as described in
       full on pages 9 to 10 of the accompanying
       Proxy Statement.

5.     To generally and unconditionally                          Mgmt          Against                        Against
       reauthorize the Board of Directors of the
       Company to exercise all powers of the
       Company to allot shares in the Company or
       grant rights to subscribe for or to convert
       any security into shares of the Company up
       to an aggregate nominal amount of GBP
       148,000,000 (being the aggregate nominal
       amount of GBP 125,000,000 in respect of
       ordinary shares and GBP 23,000,000 in
       respect of preference shares) as described
       in full on pages 11 to 12 of the
       accompanying Proxy Statement.

6.     To, subject to the passing of Resolution                  Mgmt          Against                        Against
       No. 5, disapply statutory pre-emption
       rights otherwise applicable to shares in
       the Company allotted by the Board of
       Directors, up to an aggregate nominal
       amount of GBP 148,000,000 (being the
       aggregate nominal amount of GBP 125,000,000
       in respect of ordinary shares and GBP
       23,000,000 in respect of preference shares)
       as described in full on pages 13 to 14 of
       the accompanying Proxy Statement.




--------------------------------------------------------------------------------------------------------------------------
 AMGEN INC.                                                                                  Agenda Number:  934979266
--------------------------------------------------------------------------------------------------------------------------
        Security:  031162100
    Meeting Type:  Annual
    Meeting Date:  21-May-2019
          Ticker:  AMGN
            ISIN:  US0311621009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Dr. Wanda M. Austin                 Mgmt          For                            For

1b.    Election of Director: Mr. Robert A. Bradway               Mgmt          For                            For

1c.    Election of Director: Dr. Brian J. Druker                 Mgmt          For                            For

1d.    Election of Director: Mr. Robert A. Eckert                Mgmt          For                            For

1e.    Election of Director: Mr. Greg C. Garland                 Mgmt          For                            For

1f.    Election of Director: Mr. Fred Hassan                     Mgmt          For                            For

1g.    Election of Director: Dr. Rebecca M.                      Mgmt          For                            For
       Henderson

1h.    Election of Director: Mr. Charles M.                      Mgmt          For                            For
       Holley, Jr.

1i.    Election of Director: Dr. Tyler Jacks                     Mgmt          For                            For

1j.    Election of Director: Ms. Ellen J. Kullman                Mgmt          For                            For

1k.    Election of Director: Dr. Ronald D. Sugar                 Mgmt          For                            For

1l.    Election of Director: Dr. R. Sanders                      Mgmt          For                            For
       Williams

2.     Advisory vote to approve our executive                    Mgmt          For                            For
       compensation.

3.     To ratify the selection of Ernst & Young                  Mgmt          For                            For
       LLP as our independent registered public
       accountants for the fiscal year ending
       December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 BIO-RAD LABORATORIES, INC.                                                                  Agenda Number:  934985904
--------------------------------------------------------------------------------------------------------------------------
        Security:  090572207
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2019
          Ticker:  BIO
            ISIN:  US0905722072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Arnold A. Pinkston                  Mgmt          For                            For

1.2    Election of Director: Melinda Litherland                  Mgmt          For                            For

2.     PROPOSAL to ratify the selection of KPMG                  Mgmt          For                            For
       LLP to serve as the Company's independent
       auditors.




--------------------------------------------------------------------------------------------------------------------------
 CHARLES RIVER LABORATORIES INTL., INC.                                                      Agenda Number:  934978579
--------------------------------------------------------------------------------------------------------------------------
        Security:  159864107
    Meeting Type:  Annual
    Meeting Date:  21-May-2019
          Ticker:  CRL
            ISIN:  US1598641074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: James C. Foster                     Mgmt          For                            For

1B.    Election of Director: Robert J. Bertolini                 Mgmt          For                            For

1C.    Election of Director: Stephen D. Chubb                    Mgmt          For                            For

1D.    Election of Director: Deborah T. Kochevar                 Mgmt          For                            For

1E.    Election of Director: Martin W. MacKay                    Mgmt          For                            For

1F.    Election of Director: Jean-Paul Mangeolle                 Mgmt          For                            For

1G.    Election of Director: George E. Massaro                   Mgmt          For                            For

1H.    Election of Director: George M. Milne, Jr.                Mgmt          For                            For

1I.    Election of Director: C. Richard Reese                    Mgmt          For                            For

1J.    Election of Director: Richard F. Wallman                  Mgmt          For                            For

2.     Say on Pay - An advisory vote to approve                  Mgmt          For                            For
       our executive compensation.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accountants
       for the fiscal year ending December 28,
       2019.




--------------------------------------------------------------------------------------------------------------------------
 COLLEGIUM PHARMACEUTICAL, INC.                                                              Agenda Number:  934946344
--------------------------------------------------------------------------------------------------------------------------
        Security:  19459J104
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2019
          Ticker:  COLL
            ISIN:  US19459J1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     Election of Class I Director to hold office               Mgmt          No vote
       until the 2022 Annual Meeting: John A.
       Fallon, M.D.

1B     Election of Class I Director to hold office               Mgmt          No vote
       until the 2022 Annual Meeting: John G.
       Freund, M.D.

1C     Election of Class I Director to hold office               Mgmt          No vote
       until the 2022 Annual Meeting: David
       Hirsch, M.D., Ph.D.

1D     Election of Class II Director to hold                     Mgmt          No vote
       office until the 2020 Annual Meeting:
       Joseph Ciaffoni

2.     Approval of, on an advisory basis, the                    Mgmt          No vote
       compensation of the Company's named
       executive officers

3.     Indication of, on an advisory basis, the                  Mgmt          No vote
       preferred frequency of future shareholder
       advisory votes on the compensation of the
       Company's named executive officers

4.     Ratification of Deloitte & Touche LLP as                  Mgmt          No vote
       the Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2019




--------------------------------------------------------------------------------------------------------------------------
 HERON THERAPEUTICS, INC.                                                                    Agenda Number:  935021232
--------------------------------------------------------------------------------------------------------------------------
        Security:  427746102
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2019
          Ticker:  HRTX
            ISIN:  US4277461020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     Election of Director: Kevin Tang                          Mgmt          For                            For

1B     Election of Director: Barry Quart, Pharm.D.               Mgmt          For                            For

1C     Election of Director: Craig Johnson                       Mgmt          For                            For

1D     Election of Director: John Poyhonen                       Mgmt          For                            For

1E     Election of Director: Christian Waage                     Mgmt          For                            For

2.     To ratify the appointment of OUM & Co. LLP                Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for the year ending
       December 31, 2019.

3.     To approve, on an advisory basis,                         Mgmt          Against                        Against
       compensation paid to the Company's Named
       Executive Officers during the year ended
       December 31, 2018.

4.     To approve, on an advisory basis, the                     Mgmt          1 Year                         For
       frequency of future advisory votes to
       approve compensation paid to the Company's
       Named Executive Officers.

5.     To amend the Company's 2007 Amended and                   Mgmt          Against                        Against
       Restated Equity Incentive Plan to increase
       the number of shares of common stock
       authorized for issuance thereunder from
       18,800,000 to 25,800,000.

6.     To amend the Company's 1997 Employee Stock                Mgmt          For                            For
       Purchase Plan, as amended to increase the
       number of shares of common stock authorized
       for issuance thereunder from 475,000 to
       775,000.




--------------------------------------------------------------------------------------------------------------------------
 HUMANA INC.                                                                                 Agenda Number:  934935694
--------------------------------------------------------------------------------------------------------------------------
        Security:  444859102
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2019
          Ticker:  HUM
            ISIN:  US4448591028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a)    Election of Director: Kurt J. Hilzinger                   Mgmt          No vote

1b)    Election of Director: Frank J. Bisignano                  Mgmt          No vote

1c)    Election of Director: Bruce D. Broussard                  Mgmt          No vote

1d)    Election of Director: Frank A. D'Amelio                   Mgmt          No vote

1e)    Election of Director: Karen B. DeSalvo,                   Mgmt          No vote
       M.D.

1f)    Election of Director: W. Roy Dunbar                       Mgmt          No vote

1g)    Election of Director: David A. Jones, Jr.                 Mgmt          No vote

1h)    Election of Director: William J. McDonald                 Mgmt          No vote

1i)    Election of Director: James J. O'Brien                    Mgmt          No vote

1j)    Election of Director: Marissa T. Peterson                 Mgmt          No vote

2.     The ratification of the appointment of                    Mgmt          No vote
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm.

3.     The approval of the compensation of the                   Mgmt          No vote
       named executive officers as disclosed in
       the 2019 proxy statement.

4.     The approval of the Amended and Restated                  Mgmt          No vote
       Humana Inc. Stock Incentive Plan.




--------------------------------------------------------------------------------------------------------------------------
 LHC GROUP, INC.                                                                             Agenda Number:  935010289
--------------------------------------------------------------------------------------------------------------------------
        Security:  50187A107
    Meeting Type:  Annual
    Meeting Date:  13-Jun-2019
          Ticker:  LHCG
            ISIN:  US50187A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Monica F. Azare                                           Mgmt          For                            For
       Teri G. Fontenot                                          Mgmt          For                            For
       John L. Indest                                            Mgmt          For                            For

2.     To adopt, on an advisory basis, a                         Mgmt          For                            For
       resolution approving the compensation of
       our named executive officers.

3.     The ratification of the selection of KPMG                 Mgmt          For                            For
       LLP as the independent registered public
       accounting firm for the fiscal year ending
       December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 MOLINA HEALTHCARE, INC.                                                                     Agenda Number:  934945936
--------------------------------------------------------------------------------------------------------------------------
        Security:  60855R100
    Meeting Type:  Annual
    Meeting Date:  08-May-2019
          Ticker:  MOH
            ISIN:  US60855R1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class II Director: Barbara L.                 Mgmt          No vote
       Brasier

1B.    Election of Class II Director: Steven J.                  Mgmt          No vote
       Orlando

1C.    Election of Class II Director: Richard C.                 Mgmt          No vote
       Zoretic

2.     To consider and approve, on a non-binding,                Mgmt          No vote
       advisory basis, the compensation of our
       named executive officers.

3.     To adopt amendments to the Company's                      Mgmt          No vote
       Certificate of Incorporation, as amended,
       to phase out and eliminate the classified
       Board of Directors to provide for the
       annual election of all directors.

4.     To approve the Molina Healthcare, Inc. 2019               Mgmt          No vote
       Equity Incentive Plan.

5.     To approve the Molina Healthcare, Inc. 2019               Mgmt          No vote
       Employee Stock Purchase Plan.

6.     To ratify the appointment of Ernst & Young                Mgmt          No vote
       LLP as our independent registered public
       accounting firm for 2019.




--------------------------------------------------------------------------------------------------------------------------
 PARATEK PHARMACEUTICALS, INC.                                                               Agenda Number:  935012411
--------------------------------------------------------------------------------------------------------------------------
        Security:  699374302
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2019
          Ticker:  PRTK
            ISIN:  US6993743029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas J. Dietz, Ph.D.                                    Mgmt          For                            For
       Timothy R. Franson, M.D                                   Mgmt          For                            For
       Evan Loh, M.D.                                            Mgmt          For                            For

2.     To ratify the selection by the Audit                      Mgmt          For                            For
       Committee of the Board of Directors of
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       year ending December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 PORTOLA PHARMACEUTICALS, INC.                                                               Agenda Number:  935007371
--------------------------------------------------------------------------------------------------------------------------
        Security:  737010108
    Meeting Type:  Annual
    Meeting Date:  13-Jun-2019
          Ticker:  PTLA
            ISIN:  US7370101088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Laura Brege                                               Mgmt          For                            For
       Scott Garland                                             Mgmt          For                            For
       Hollings Renton                                           Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers, as disclosed in this
       proxy statement.

3.     To ratify the selection of Ernst & Young                  Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 TG THERAPEUTICS, INC.                                                                       Agenda Number:  935011938
--------------------------------------------------------------------------------------------------------------------------
        Security:  88322Q108
    Meeting Type:  Annual
    Meeting Date:  13-Jun-2019
          Ticker:  TGTX
            ISIN:  US88322Q1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Laurence Charney                                          Mgmt          For                            For
       Yann Echelard                                             Mgmt          For                            For
       William J. Kennedy                                        Mgmt          For                            For
       Kenneth Hoberman                                          Mgmt          For                            For
       Daniel Hume                                               Mgmt          For                            For
       Mark Schoenebaum, M.D.                                    Mgmt          Withheld                       Against
       Michael S. Weiss                                          Mgmt          For                            For

2.     To ratify the appointment of CohnReznick                  Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for the year ending
       December 31, 2019.

3.     An advisory vote to approve the                           Mgmt          Against                        Against
       compensation of our named executive
       officers.

4.     To recommend, by non-binding vote, the                    Mgmt          1 Year                         Against
       frequency of executive compensation votes.

5.     A shareholder proposal on an amendment to                 Shr           For                            Against
       the Company's articles/bylaws to require
       majority vote in director elections.




--------------------------------------------------------------------------------------------------------------------------
 THERMO FISHER SCIENTIFIC INC.                                                               Agenda Number:  934979519
--------------------------------------------------------------------------------------------------------------------------
        Security:  883556102
    Meeting Type:  Annual
    Meeting Date:  22-May-2019
          Ticker:  TMO
            ISIN:  US8835561023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Marc N. Casper                      Mgmt          No vote

1b.    Election of Director: Nelson J. Chai                      Mgmt          No vote

1c.    Election of Director: C. Martin Harris                    Mgmt          No vote

1d.    Election of Director: Tyler Jacks                         Mgmt          No vote

1e.    Election of Director: Judy C. Lewent                      Mgmt          No vote

1f.    Election of Director: Thomas J. Lynch                     Mgmt          No vote

1g.    Election of Director: Jim P. Manzi                        Mgmt          No vote

1h.    Election of Director: James C. Mullen                     Mgmt          No vote

1i.    Election of Director: Lars R. Sorensen                    Mgmt          No vote

1j.    Election of Director: Scott M. Sperling                   Mgmt          No vote

1k.    Election of Director: Elaine S. Ullian                    Mgmt          No vote

1l.    Election of Director: Dion J. Weisler                     Mgmt          No vote

2.     An advisory vote to approve named executive               Mgmt          No vote
       officer compensation.

3.     Ratification of the Audit Committee's                     Mgmt          No vote
       selection of PricewaterhouseCoopers LLP as
       the Company's independent auditors for
       2019.



* Management position unknown

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

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Healthcare Opportunities Fund
By (Signature)       /s/ Lauren Thedford
Name                 Lauren Thedford
Title                Secretary
Date                 08/21/2019